Debt, Summary of Debt (Q3) (Details) € in Thousands, $ in Thousands		Sep. 30, 2017 USD ($)		Sep. 30, 2017 EUR (€)	May 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Debt [Abstract]
Short-term borrowings		$ 0				$ 0			$ 0	[1]
Long-Term Debt [Abstract]
Unamortized debt issuance costs		(5,100)				(58,863)			(71,854)	[1]
Total long-term debt, net, including current maturities		2,028,000				2,778,259			2,794,847	[1]
Current maturities of long-term debt		21,100				24,465			25,388	[1]
Total long-term debt, net		2,006,900				2,753,794			2,769,459	[1]
Revolving Credit Facility, Due 2020 [Member]
Long-Term Debt [Abstract]
Long-term debt		0				$ 0
Interest rate						0.00%		0.00%
Letters of credit outstanding		8,000
Receivables Financing Agreement, Due 2020 [Member]
Long-Term Debt [Abstract]
Long-term debt		0				$ 0
Term Loan Denominated in U.S. Dollars Due 2020 [Member]
Long-Term Debt [Abstract]
Long-term debt		$ 0	[2],[3]			$ 1,833,213	[2],[3],[4]		1,850,872	[1],[4]
Interest rate						4.25%		4.25%
Weighted-average interest rate		4.56%		4.56%		4.25%		4.25%
Unamortized discounts					$ 700	$ 5,037			6,379
Term Loan Denominated in Euros Due 2020 [Member]
Long-Term Debt [Abstract]
Long-term debt		$ 0	[5],[6]			$ 405,450	[5],[6],[7]		422,858	[1],[7]
Interest rate						4.75%		4.75%
Weighted-average interest rate		4.75%		4.75%		4.75%		4.75%
Unamortized discounts						$ 1,403			1,772
Term Loan Denominated in U.S. Dollars, Due 2024 [Member]
Long-Term Debt [Abstract]
Long-term debt	[8]	$ 1,285,500				0
Interest rate		4.08%		4.08%
Weighted-average interest rate		4.01%		4.01%
Term Loan Denominated in Euros, Due 2024 [Member]
Long-Term Debt [Abstract]
Long-term debt	[9]	$ 726,400				0
Interest rate		3.00%		3.00%
Weighted-average interest rate		3.00%		3.00%
Senior Notes Due 2021 [Member]
Long-Term Debt [Abstract]
Long-term debt		$ 0	[10]			575,000			575,000	[1]
Interest rate		6.875%		6.875%
Second Mortgages [Member]
Long-Term Debt [Abstract]
Long-term debt		$ 1,900	[11]			1,856	[11],[12]		2,236	[1],[12]
Interest rate		4.80%		4.80%
Letters of credit outstanding | €				€ 1,600				€ 1,765
Capitalized Leases and Other Long-Term Debt [Member]
Long-Term Debt [Abstract]
Long-term debt		$ 19,300				$ 21,603			$ 15,735	[1]

[1]	Effective December 31, 2016, the Company adopted ASU 2015-03 and reclassified unamortized debt issuance costs from "Other assets" to a direct deduction of the carrying value of long-term debt thus reducing "Long-term debt, less current maturities" by $71,854 as of December 31, 2015 from the amount previously reported in order to conform with current year presentation.
[2]	The weighted-average interest rate was 4.56% for the period from January 1, 2017 through August 17, 2017.
[3]	This amount is shown net of unamortized discounts of $5.0 million as of December 31, 2016.
[4]	At December 31, 2016, the applicable interest rate was 4.25%, and the weighted-average rate was 4.25% for the year ended December 31, 2016. This amount is shown net of unamortized discounts of $5,037 and $6,379 as of December 31, 2016 and 2015, respectively.
[5]	The weighted-average interest rate was 4.75% for the period from January 1, 2017 through August 17, 2017.
[6]	This amount is shown net of unamortized discounts of $1.4 million as of December 31, 2016.
[7]	At December 31, 2016, the applicable interest rate was 4.75%, and the weighted-average rate was 4.75% for the year ended December 31, 2016. This amount is shown net of unamortized discounts of $1,403 and $1,772 as of December 31, 2016 and 2015, respectively.
[8]	At September 30, 2017, the applicable interest rate was 4.08% and the weighted-average rate was 4.01% for the period from August 17, 2017 through September 30, 2017.
[9]	At September 30, 2017, the applicable interest rate was 3.00% and the weighted-average rate was 3.00% for the period from August 17, 2017 through September 30, 2017.
[10]	This amount consists of the $575.0 million aggregate principal 6.875% senior notes due 2021 that were entered into in connection with the KKR transaction on July 30, 2013. Interest on the Senior Notes is payable on February 15 and August 15 of each year. The senior notes were redeemed in May 2017.
[11]	This amount consists of a fixed-rate 4.80% commercial loan with an outstanding balance of EURO 1.6 million at September 30, 2017. This loan is secured by the Company's facility in Bad Neustadt, Germany.
[12]	This amount consists of a fixed-rate 4.80% commercial loan with an outstanding balance of Euro 1,765 at December 31, 2016. This loan is secured by the Company's facility in Bad Neustadt, Germany.